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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2008

Date of Reporting Period:	June 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES—97.7%
	Alabama—0.7%
$5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$4,284,250
1,500	Colbert Cnty., Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,456,185

			5,740,435

	Alaska—0.9%
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	2,315,917
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,695,835
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,003,070

			7,014,822

	Arizona—5.8%
	Health Facs. Auth. Rev.,
2,250	Beatitudes Project, 5.20%, 10/1/37	NR/NR	1,764,675
	John C. Lincoln Health Network, 7.00%, 12/1/25,
2,200	(Pre-refunded @ $102, 12/1/10) (b)	NR/BBB	2,452,318
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,312,545
16,000	Pima Cnty. Industrial Dev. Auth. Rev., Correctional Facs., 5.00%, 9/1/39	Aa2/AA	15,701,440
	Salt River Project Agricultural Improvement & Power Dist. Rev., Ser. A (h),
5,000	5.00%, 1/1/35	Aa1/NR	5,065,450
16,000	5.00%, 1/1/37	Aa1/AA	16,189,280
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	Aa3/AA-	4,880,624

			47,366,332

	Arkansas—0.1%
7,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	862,470

	California—9.5%
2,000	Chula Vista Community Facs. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	1,716,760
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
25,735	6.25%,6/1/33	Aaa/AAA	27,819,278
21,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	23,770,740
	State, GO,
400	5.00%, 6/1/37	A1/A+	392,780
15,300	5.00%, 11/1/37 (h)	A1/A+	15,021,693
5,800	5.00%, 12/1/37	A1/A+	5,694,556
3,060	Statewide Community Dev. Auth. Rev., Baptist Univ., 9.00%, 11/1/17, Ser. B (c)	NR/NR	3,128,911

			77,544,718

	Colorado—2.6%
1,000	Aurora Single Tree Metropolitan Dist., GO, 5.50%, 11/15/31	NR/NR	891,560
9,955	Colorado Springs Rev., 5.00%, 11/15/30, Ser. B (h)	Aa2/AA	10,039,817
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	409,810
	El Paso Cnty., CP, Ser. B (AMBAC),
1,725	5.00%, 12/1/23	Aaa/AAA	1,723,085

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Colorado (continued)
$1,500	5.00%, 12/1/27	Aaa/AAA	$1,458,180
1,000	Health Facs. Auth. Rev., American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	870,690
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, 5.875%, 6/1/37 (c)	NR/BB	1,335,705
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	3,916,160
340	State School Of Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	340,384

			20,985,391

	Florida—4.1%
3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	3,189,211
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B, (Pre-refunded @ $100, 11/15/12) (b)	A1/A+	8,578,800
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,363,800
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment, 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,498,840
1,000	Orange Cnty. Housing Finance Auth., Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	980,990
3,895	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/45	NR/NR	3,236,472
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33, (Pre-refunded @ $100, 2/1/13) (b)	Aaa/AA-	8,040,675
5,615	Tampa Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,713,319

			33,602,107

	Georgia—0.7%
1,750	Fulton Cnty. Rev., 5.125%, 7/1/42, Ser. A	NR/NR	1,352,085
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	3,940,200
400	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	322,792

			5,615,077

	Idaho—0.8%
	State Building Auth., Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	A3/AA-	1,000,760
5,750	5.00%, 9/1/43	A3/AA-	5,628,445

			6,629,205

	Illinois—7.0%
	Chicago, GO, Ser. A (MBIA),
720	5.00%, 1/1/31	Aaa/AAA	723,435
1,530	5.00%, 1/1/31, (Pre-refunded @ $101, 1/1/11) (b)	Aaa/AAA	1,611,916
	Chicago, Lake Shore East, Special Assessment,
1,600	6.625%, 12/1/22	NR/NR	1,612,720
3,456	6.75%, 12/1/32	NR/NR	3,469,962
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	A1/AA-	168,180
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,012,960
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	7,012,250
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,811,453

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Illinois (continued)
$165	5.25%, 7/1/41	Aa1/AA	$167,610
4,160	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (b)	Aa1/AA	4,446,970
	Finance Auth. Rev.,
2,000	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	1,733,020
1,500	Franciscan Communities, Inc., 5.50%, 5/15/37	NR/NR	1,283,115
	Leafs Hockey Club, Ser. A,
1,000	5.875%, 3/1/27	NR/NR	906,840
625	6.00%, 3/1/37	NR/NR	542,569
12,795	Peoples Gas Light & Coke, 5.00%, 2/1/33 (AMBAC)	Aa3/NR	12,687,138
1,500	Sedgebrook, Inc., 6.00%, 11/15/37, Ser. A	NR/NR	1,365,765
1,050	Three Crowns Park Plaza, 5.875%, 2/15/38	NR/NR	908,964
1,175	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,182,414
	Hillside, Tax Allocation, Mannheim Redev. Project,
2,400	6.55%, 1/1/20	NR/NR	2,367,672
1,600	7.00%, 1/1/28	NR/NR	1,571,664
4,283	Round Lake, Special Tax Rev., 6.70%, 3/1/33, (Pre-refunded @ $102, 3/1/13) (b)	NR/NR	4,836,792
600	Southwestern Dev. Auth. Rev., Comprehensive Mental Health Center, 6.625%,6/1/37	NR/NR	556,866

			56,980,275

	Indiana—2.9%
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B	1,089,935
7,535	Indiana Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA) (h)	Aaa/AAA	7,578,326
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,030,250
	Michigan City Area Wide School Building Corp., Rev. (FGIC),
2,500	zero coupon, 1/15/21	A3/AA	1,293,050
1,000	zero coupon, 7/15/21	A3/AA	501,880
1,000	zero coupon, 1/15/22	A3/AA	486,210
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,016,390
	Portage Industrial Economic Dev. Rev., Tax Allocation,
1,000	5.00%, 7/15/23	NR/BBB+	935,680
775	5.00%, 1/15/27	NR/BBB+	702,197
3,500	State Dev. Finance Auth., Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,504,445
2,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (c)	NR/NR	1,742,680

			23,881,043

	Iowa—1.9%
1,000	Coralville, CP, 5.25%, 6/1/26, Ser. D	A2/NR	991,930
	Finance Auth. Rev.,
575	5.50%, 11/15/37	NR/NR	426,949
120	Deerfield Retirement Community, 5.50%, 11/15/27, Ser. A	NR/NR	95,988
3,715	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	3,065,655
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
11,010	5.60%, 6/1/34	Baa3/BBB	9,621,529
1,000	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (b)	NR/AAA	1,072,690

			15,274,741

	Kentucky—0.1%
1,000	Economic Dev. Finance Auth. Rev., Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	973,050

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Louisiana—1.0%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
$5,000	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (b)	Aaa/NR	$5,524,500
1,700	5.50%, 5/15/47	A3/NR	1,594,192
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,451,019

			8,569,711

	Maryland—0.2%
1,500	Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,509,120

	Massachusetts—0.8%
	Dev. Finance Agcy. Rev.,
1,000	5.75%, 7/1/33, Ser. C, (Pre-refunded @ $101, 7/1/13) (b)	A3/A-	1,106,810
750	Linden Ponds, 5.75%, 11/15/35, Ser. A	NR/NR	653,535
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA-	4,910,736

			6,671,081

	Michigan—13.6%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	409,015
250	Crescent Academy, CP, 5.75%, 12/1/36	NR/NR	197,395
33,040	Detroit Sewer Disposal System Rev., 5.00%, 7/1/11, Ser. A (FSA) (h)	NR/AAA	32,902,553
	Detroit Water Supply System Rev. (MBIA),
35,000	5.00%, 7/1/34, Ser. A	Aaa/AA	33,527,200
7,555	5.00%, 7/1/34, Ser. B	Aaa/AAA	7,237,085
500	Star International Academy, CP, 6.125%, 3/1/37	NR/BB+	445,580
175	State Hospital Finance Auth. Rev., Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB-	154,284
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,356,085
575	6.00%, 4/1/22	A2/A	590,180
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa2/AA	20,166,800
1,000	State Technological Univ. Rev., 5.00%, 10/1/33 (XLCA)	A1/A-	1,021,940
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	8,628,000

			110,636,117

	Minnesota—0.3%
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	A3/AAA	2,539,536

	Mississippi—0.5%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB	2,940,180
1,250	5.90%, 5/1/22	Ba1/BBB	1,227,888

			4,168,068

	Missouri—1.6%
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,307,718
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,438,725
1,500	5.125%, 12/20/30	NR/AAA	1,413,915

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Missouri (continued)
$7,500	State Health & Educational Facs. Auth., Health Facs. Rev., St. Anthony’s Medical Center, 6.25%, 12/1/30, (Pre-refunded @ $101, 12/1/10) (b)	A2/NR	$8,169,150
250	Township of Jennings Rev., 5.00%, 11/1/23	NR/NR	228,665
500	Univ. Place Transportation Dev. Dist., Special Assessment, 5.00%, 3/1/32	NR/NR	440,065

			12,998,238

	Montana—1.4%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,331,900

	Nevada—0.4%
3,355	Henderson Health Care Facs. Rev., Catholic Healthcare West, 5.125%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (b)	A2/NR	3,388,550

	New Hampshire—0.6%
	Manchester Water Works Rev. (FGIC),
1,500	5.00%, 12/1/28	Aa3/AA	1,509,120
3,250	5.00%, 12/1/34	Aa3/AA	3,226,308

			4,735,428

	New Jersey—6.1%
1,000	Camden Cnty., Improvement Auth. Rev., 5.00%, 2/15/35, Ser. A	Baa3/BBB	845,630
	Economic Dev. Auth. Rev.,
4,500	Kapkowski Road Landfill, Special Assessment, 6.50%, 4/1/28	Baa3/NR	4,723,245
300	Newark Airport, 7.00%, 10/1/14	Ba1/NR	300,747
450	Seashore Gardens, 5.375%, 11/1/36	NR/NR	368,874
	Financing Auth. Rev.,
2,500	Middlesex Cnty. Pollution Control Auth. Rev., 5.75%, 9/15/32	Baa3/BBB-	2,417,400
2,000	South Port Corp., 5.10%, 1/1/33	NR/A	2,004,760
	Health Care Facs. Financing Auth. Rev.,
3,000	Pascack Valley Hospital, 6.625%, 7/1/36 (d)	NR/CC	1,860,000
2,000	Somerset Medical Center, 5.50%, 7/1/33	Ba2/NR	1,702,220
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	960,530
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	967,644
1,500	State Educational Facs. Auth. Rev.,
	Fairfield Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	1,522,305
	Tobacco Settlement Financing Corp. Rev.,
22,645	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	17,124,375
525	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	575,584
950	6.125%, 6/1/24	Aaa/AAA	1,000,626
230	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	253,207
350	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	393,407
10,750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	12,323,908

			49,344,462

	New Mexico—0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa3/BB+	982,270

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	New York—1.5%
$1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	$1,145,389
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
8,180	5.00%, 6/15/37, Ser. D (h)	Aa2/AA+	8,241,841
500	5.00%, 6/15/39, Ser. A	Aa2/AA+	503,055
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,040,320

			11,930,605

	North Carolina—1.4%
	Eastern Municipal Power Agcy., Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa1/BBB	1,964,900
2,000	5.125%, 1/1/26, Ser. D	Baa1/BBB	1,938,240
3,795	5.375%, 1/1/17, Ser. C	Baa1/BBB	3,891,507
	Medical Care Commission Rev.,
1,500	Carolina Village, 6.00%, 4/1/38	NR/NR	1,381,395
1,500	Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,507,710
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	822,460

			11,506,212

	Ohio—1.4%
5,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	4,178,350
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	2,472,600
5,000	Ohio Air Quality Dev. Auth. Rev., Dayton Power & Light Co., 4.80%, 1/1/34, Ser. B (FGIC)(h)	A2/A	4,712,550

			11,363,500

	Pennsylvania—3.8%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
11,300	5.375%, 11/15/40, Ser. A	Ba2/BB	9,329,054
4,350	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	5,041,998
	Cumberland Cnty. Auth., Retirement Community Rev.,
	Messiah Village, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	700,958
670	6.00%, 7/1/35	NR/BBB-	643,234
1,500	Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (b)	NR/NR	1,742,850
3,250	Delaware River JT Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A-	3,268,525
1,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,195,187
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke’s Bethlehem Hospital, 5.375%, 8/15/33, (Pre-refunded @ $100, 8/15/13) (b)	Baa1/BBB+	3,256,920
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D, (Pre-refunded @ $100, 6/1/14) (FGIC)(b)	A1/A+	5,416,450

			30,595,176

	Puerto Rico—0.3%
	Electric Power Auth. Power Rev., Ser. NN, (Pre-refunded @ $100, 7/1/13) (b),
1,740	5.125%, 7/1/29	A3/AAA	1,882,610
460	5.125%, 7/1/29	A3/BBB+	496,607

			2,379,217

	South Carolina—1.8%
7,500	Florence Cnty. Rev., McLeod Regional Medical Center, 5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	7,499,475

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	South Carolina (continued)
	Jobs-Economic Dev. Auth. Rev., Bon Secours,
$5,305	5.625%, 11/15/30	A3/A-	$5,315,769
1,395	5.625%, 11/15/30, (Pre-refunded @ $100, 11/15/12) (b)	A3/A-	1,519,908
750	Woodlands at Furman, 6.00%, 11/15/37, Ser. A	NR/NR	668,018

			15,003,170

	South Dakota—0.2%
1,705	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.375%, 12/1/27	NR/NR	1,496,751

	Tennessee—0.1%
1,250	Knox Cnty. Health Educational & Housing Facs. Board Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	1,216,312

	Texas—13.1%
1,300	Comal Cnty. Health Facs. Dev. Rev., McKenna Memorial Hospital Project, 6.25%, 2/1/32, (Pre-refunded @ $100, 2/1/13) (b)	Baa2/AAA	1,451,125
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD) (h)	Aaa/AAA	6,529,428
	Denton Independent School Dist., GO (PSF-GTD),
5,745	zero coupon, 8/15/26, (Pre-refunded @ $44.73, 8/15/12) (b)	Aaa/AAA	2,205,276
255	zero coupon, 8/15/26	Aaa/AAA	92,963
5,745	zero coupon, 8/15/27, (Pre-refunded @ $42.17, 8/15/12) (b)	Aaa/AAA	2,079,058
255	zero coupon, 8/15/27	Aaa/AAA	87,470
4,785	zero coupon, 8/15/28, (Pre-refunded @ $39.75, 8/15/12) (b)	Aaa/AAA	1,632,307
215	zero coupon, 8/15/28	Aaa/AAA	69,376
5,745	zero coupon, 8/15/29, (Pre-refunded @ $37.46, 8/15/12) (b)	Aaa/AAA	1,846,845
255	zero coupon, 8/15/29	Aaa/AAA	77,387
1,915	zero coupon, 8/15/30, (Pre-refunded @ $35.30, 8/15/12) (b)	Aaa/AAA	580,054
85	zero coupon, 8/15/30	Aaa/AAA	24,267
7,660	zero coupon, 8/15/31, (Pre-refunded @ $33.25, 8/15/12) (b)	Aaa/AAA	2,185,781
340	zero coupon, 8/15/31	Aaa/AAA	91,331
10,115	5.00%, 8/15/33 (h)	Aaa/AAA	10,133,105
12,855	El Paso, GO, 4.75%, 8/15/33, (FSA)(h)	NR/AAA	12,487,090
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA)(b)	Aaa/AAA	5,215,850
2,750	St. Luke’s Episcopal Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (b)	NR/AAA	2,922,618
5,000	Houston Water & Sewer System Rev., 5.00%, 12/1/30, Ser. A, (Pre-refunded @ $100, 12/1/12) (FSA)(b)	Aaa/AAA	5,325,000
	Judson Independent School Dist., GO (PSF-GTD),
6,535	5.00%, 2/1/30, (Pre-refunded @ $100, 2/1/11) (b)	Aaa/NR	6,841,818
465	5.00%, 2/1/30	Aaa/NR	467,548
11,950	Mansfield Independent School Dist., GO, 5.00%, 2/15/28 (PSF-GTD) (h)	Aaa/AAA	12,076,909
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD),
1,365	zero coupon, 8/15/16	NR/AAA	950,682
1,000	zero coupon, 8/15/18	NR/AAA	623,140
1,000	zero coupon, 8/15/19	NR/AAA	583,500
1,000	zero coupon, 8/15/20	NR/AAA	547,750
11,800	North Texas Tollway Auth. Rev., 5.625%, 1/1/33, Ser. A	A2/A-	11,838,704
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO, 5.30%, 10/1/29 (Radian)	NR/AA	2,154,867
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	NR/CCC	1,453,840

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Texas (continued)
$11,115	Univ. Rev., 5.00%, 8/15/33, Ser. B, (Pre-refunded @ $100, 8/15/13) (b)(c)(h)	Aaa/AAA	$11,740,108
2,500	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	2,449,550

			106,764,747

	Utah—0.4%
1,750	Cnty. Of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/NR	1,658,002
750	Spanish Fork City Rev., 5.70%, 11/15/36	NR/NR	661,268
720	Utah Cnty. Lincoln Academy Charter School Rev., GO, 5.875%, 6/15/37, Ser. A (c)	NR/NR	651,240

			2,970,510

	Virginia—0.1%
1,000	James City Cnty. Economic Dev. Auth. Rev., 5.50%, 7/1/37, Ser. A	NR/NR	837,420

	Washington—9.8%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	6,451,819
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA)(h)	Aaa/AAA	15,114,600
21,625	Port Tacoma, GO, 5.00%, 12/1/33, (Pre-refunded @ $100, 12/1/13) (AMBAC)(b)(h)	Aaa/AAA	23,232,818
10,000	Seattle Drain & Wastewater Rev., 5.00%, 7/1/32 (FGIC)	Aa2/NR	10,028,700
3,400	State Housing Finance Commission Rev., Skyline at First Hill, 5.625%, 1/1/38, Ser. A	NR/NR	2,898,024
21,505	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	21,791,232

			79,517,193

	Wisconsin—0.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	558,818
700	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	608,797

			1,167,615

	Total Municipal Bonds & Notes (cost—$798,309,589)		796,092,575

VARIABLE RATE NOTES (f)—2.1%
	Florida—0.3%
3,190	State Turnpike Auth. Rev., 13.81%, 7/1/31, Ser. 1450 (a)(c)(e)	Aa2/NR	2,622,116

	New York—1.4%
4,660	Liberty Dev. Corp. Rev., 19.40%, 10/1/35, Ser. 1451 (a)(c)(e)	Aa3/NR	5,031,635
6,000	State Dormitory Auth. Rev., Univ. & College Improvement., 18.03%, 3/15/35, Ser. 1216 (a)(c)(e)	NR/AAA	6,355,200

			11,386,835

	Ohio—0.4%
3,460	State Air Quality Dev. Auth. Rev., 2.971%, 1/1/34 (FGIC)(a)(c)(e)	A2/NR	2,877,440

	Pennsylvania—0.0%
350	Washington Cnty. Redev. Auth., Tax Allocation, 5.45%, 7/1/35, Ser. A	NR/NR	302,169

	Total Variable Rate Notes (cost—$20,693,308)		17,188,560

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—0.2%
	Municipal Bonds & Notes—0.1%
	California—0.1%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$728,760

	U.S. Treasury Bills (g)—0.1%
900	1.88%-1.97%,8/28/08-9/11/08		896,502

	Total Short-Term Investments (cost—$1,894,301)		1,625,262

	Total Investments (cost—$820,897,198)—100.0%		$814,906,397

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $16,886,391, representing 2.07% of total investments.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Security in default.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on June 30, 2008.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2008.

(g)	All or partial amount segregated as collateral for futures contracts.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
PSF—Public School Fund
Radian—insured by Radian Guaranty, Inc.
XLCA—insured by XL Capital Assurance

Notes to Schedule of Investments:
Other Investments:
(1)	Futures contracts outstanding at June 30, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation

Short: U.S. Treasury Bond Futures	(1,917)	$(221,593)	9/19/08	$(1,168,031)

     The Fund pledged $4,485,000, in cash as collateral for futures contracts.
(2)	Transactions in options written for the nine months ended June 30, 2008:

	Contracts	Premiums

Options outstanding, September 30, 2007	—	$—
Options written	1,873	1,336,920
Options expired	(1,873)	(1,336,920)

Options outstanding, June 30, 2008	—	$—

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund III

By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 25, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 25 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date August 25, 2008